Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,557,650	€ 1,433,534
Additions	52,078	16,257
Business combinations	24,027	267,805
Transfers	3,154	1,382
Disposals	(12,176)	(10,018)
Translation differences	116,373	(118,796)
Intangible assets at end of the year	1,636,950	1,557,650
Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	672,697	770,715
Translation differences	51,809	(60,279)
Intangible assets at end of the year	688,517	672,697
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	2,370,373	2,195,126
Additions	68,244	82,532
Business combinations	24,027	267,805
Transfers	3,315	3,558
Disposals	(18,033)	(10,244)
Translation differences	168,039	(168,404)
Intangible assets at end of the year	2,615,965	2,370,373
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	701,390	435,339
Additions	34,671	35,301
Business combinations	24,027	265,571
Disposals	(5,679)
Translation differences	47,197	(34,821)
Intangible assets at end of the year	801,606	701,390
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	228,023	229,997
Additions	57	16,174
Business combinations		5
Transfers		(6)
Translation differences	16,478	(18,147)
Intangible assets at end of the year	244,558	228,023
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	279,651	258,597
Additions	33,516	27,939
Business combinations		2,229
Transfers	3,315	3,963
Disposals	(208)	(11)
Translation differences	14,217	(13,066)
Intangible assets at end of the year	330,491	279,651
Gross carrying amount | Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,004,665	1,092,834
Translation differences	78,636	(88,169)
Intangible assets at end of the year	1,083,301	1,004,665
Gross carrying amount | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	156,644	178,359
Additions		3,118
Transfers		(399)
Disposals	(12,146)	(10,233)
Translation differences	11,511	(14,201)
Intangible assets at end of the year	156,009	156,644
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(747,594)	(693,948)
Additions	(120,249)	(95,812)
Transfers	(161)	(2,176)
Disposals	5,857	226
Translation differences	(46,768)	44,116
Intangible assets at end of the year	(908,915)	(747,594)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(125,875)	(103,531)
Additions	(44,612)	(23,810)
Transfers	(60)
Disposals	5,679
Translation differences	(3,498)	1,466
Intangible assets at end of the year	(168,366)	(125,875)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(51,197)	(43,656)
Additions	(9,909)	(8,221)
Transfers		(1,732)
Translation differences	(3,070)	2,412
Intangible assets at end of the year	(64,176)	(51,197)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(167,124)	(143,806)
Additions	(25,474)	(19,198)
Transfers	(101)	(9,833)
Disposals	178	12
Translation differences	(7,770)	5,701
Intangible assets at end of the year	(200,291)	(167,124)
Accumulated depreciation and amortisation | Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(331,968)	(322,119)
Additions	(35,989)	(37,739)
Translation differences	(26,827)	27,890
Intangible assets at end of the year	(394,784)	(331,968)
Accumulated depreciation and amortisation | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(71,430)	(80,836)
Additions	(4,265)	(6,844)
Transfers		9,389
Disposals		214
Translation differences	(5,603)	6,647
Intangible assets at end of the year	(81,298)	(71,430)
Accumulated impairment | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(65,129)	(67,644)
Additions	(73)	(2,977)
Translation differences	(4,898)	5,492
Intangible assets at end of the year	€ (70,100)	€ (65,129)